Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 2,228	$ 2,224	$ 3,007
Other comprehensive income/(loss), net of tax
Foreign currency translation	44	(410)	471
Other comprehensive income/(loss), net of tax	44	(410)	471
Comprehensive Income (Loss)	$ 2,272	$ 1,814	$ 3,478